Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income: Before Tax Amount		$ 5,975	$ 3,141	$ 4,741
Net Income: Tax Effect		(819)	(83)	(525)
Net income: Net-of-Tax Amount		5,156	3,058	4,216
Other comprehensive income (loss):
Unrealized holding losses arising during the period: Before Tax Amount		(1,215)	(291)	1,582
Unrealized holding losses arising during the period: Tax Effect		413	99	(539)
Unrealized holding losses arising during the period: Net-of-Tax Amount		(802)	(192)	1,043
Unrealized holding losses from unconsolidated subsidiary: Before Tax Amount		(17)	1	10
Unrealized holding losses from unconsolidated subsidiary: Net-of-Tax Amount		(17)	1	10
Less reclassification adjustment for gains included in net income: Before Tax Amount	[1],[2]	(218)	(13)	(9)
Less reclassification adjustment for: gains included in net income: Tax Effect	[1],[2]	74	4	3
Less reclassification adjustment for: gains included in net income: Net-of-Tax Amount	[1],[2]	(144)	(9)	(6)
Unrecognized pension net gain (loss): Before Tax Amount	[2],[3]	(9)	(571)	(144)
Unrecognized pension net gain (loss): Tax Effect	[2],[3]	3	194	49
Unrecognized pension net gain (loss): Net-of-Tax Amount	[2],[3]	(6)	(377)	(95)
Unrecognized pension cost due to change in assumptions: Before Tax Amount	[2],[3]	(305)	623	(2,297)
Unrecognized pension cost due to change in assumptions: Tax Effect	[2],[3]	104	(212)	781
Unrecognized pension cost due to change in assumptions: Net-of-Tax Amount	[2],[3]	(201)	411	(1,516)
Amortization of pension net actuarial cost: Before Tax Amount	[2],[3]	248	242	40
Amortization of net pension actuarial loss: Tax Expense	[2],[3]	(84)	(82)	(14)
Amortization of net pension actuarial cost: Net-of-Tax Amount	[2],[3]	164	160	26
Other comprehensive loss: Before Tax Amount		(1,516)	(9)	(818)
Other comprehensive loss: Tax Effect		510	3	280
Other comprehensive loss: Net-of-Tax Amount		(1,006)	(6)	(538)
Total comprehensive income: Before Tax Amount		4,459	3,132	3,923
Total comprehensive income: Tax Expense		(309)	(80)	(245)
Total comprehensive income: Net-of-Tax Amount		$ 4,150	$ 3,052	$ 3,678

[1]	Amounts are included in (loss) gain on calls of securities on the Consolidated Statements of Income as a separate element within total non-interest income.
[2]	Income tax amounts are included in the provision for income taxes on the Consolidated Statements of Income.
[3]	Amounts are included in the computation of net periodic benefit cost and are included in employee benefits expense on the Consolidated Statements of Income as a separate element within total non-interest expense.